Related Party Transactions - Schedule of Amounts Due from Related Parties (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Hangzhou Qingniu [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]	$ 4	$ 855,618
Huiyu Chuanggu [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[2]	1,474,926
Amounts due to related parties	[3]		1,064,916
Hangzhou Shuige [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]		421,092
Shuang Wu [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[4]	9,310,000	1,424,989
Qijia Yu [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[2]	1,404	5,437
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		10,786,334	2,707,136
Amounts due to related parties		12,772	1,217,442
Xiaoshan Ance [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[5]		142,499
Ming Zhao [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[6]		4,207
Baiming Yu [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[6]	$ 12,772	$ 5,820

[1]	The balance represents an interest-free loan to the related party, which is repayable on demand.
[2]	The balance represents advances made to the related party for the Group’s daily operational purposes. The Group has fully collected the balance from Huiyu Chuanggu as of the date of this annual report.
[3]	The balance represents the payment on behalf of the Group for its daily operations and the IPO costs, including legal fees and accounting fees.
[4]	The balance represents advances made to the related party for the Group’s daily operational purposes, and refundable advance deposit for a potential acquisition. The Group has collected $1,210,000 of the balance from Shuang Wu as of the date of this annual report, and the remaining $8,100,000 has been paid to a third party by Shuang Wu on behalf of the Company as equity transfer consideration. Details of this transaction are disclosed in the note of SUBSEQUENT EVENTS.
[5]	The balance represents interest-free loans from the related party, which are due on demand.
[6]	The balance represents an advance from this related party for the Group’s daily operations, which is interest-free and has no fixed repayment term.